Pensions and Other Postretirement Benefits (Details 1) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member]
Net change for year in OCI
Prior Service Cost arising during year	$ 359	$ 1,334	$ 0
Net actuarial (loss) gain arising during the year	(13,533)	(13,713)	(74,195)
Amortization of prior service cost (credit)	1,146	1,362	1,295
Amortization of net actuarial loss (gain)	10,294	6,291	1,360
Curtailment	4,095	0	0
Foreign currency translation	(2,032)	(5,932)	2,517
Other adjustments	0	(71)	0
Net change for year	(389)	(13,397)	(69,023)
Prior Service Cost arising during year	(359)	(1,334)	0
Net actuarial (loss) gain arising during the year	(13,533)	(13,713)	(74,195)
Other Postretirement Benefits [Member]
Net change for year in OCI
Prior Service Cost arising during year	925	0	0
Net actuarial (loss) gain arising during the year	(7,769)	(3,248)	4,645
Amortization of prior service cost (credit)	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	(536)	(1,043)	(730)
Curtailment	0	0	0
Foreign currency translation	104	173	(231)
Other adjustments	0	0	0
Net change for year	(9,615)	(4,607)	3,195
Prior Service Cost arising during year	(925)	0	0
Net actuarial (loss) gain arising during the year	$ (7,769)	$ (3,248)	$ 4,645